CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Net (Loss) Income	$ 10,147,465	$ (23,660,913)	$ (30,706,599)
Other comprehensive loss
Foreign currency translation adjustments, net of tax of nil	(2,251,548)	1,783,245	(518,196)
Comprehensive (Loss) Income	$ 7,895,917	$ (21,877,668)	$ (31,224,795)